Reporting on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Reporting On Financial Instruments
Schedule of Financial Assets and Liabilities Measured on Recurring Basis

Financial assets

in EUR thousands	Fair value as of	Carrying amount as of	Fair value as of	Carrying amount as of	Net gains(+) or losses (-)	Net gains(+) or losses (-)
	31.12.2020	31.12.2020	31.12.2019	31.12.2019	31.12.2020	31.12.2019
Category: Held
Cash and cash equivalents	16,546	16,546	11,119	11,119	(125)	(15)
Trade receivables	3,501	3,501	5,031	5,031	(53)	(33)
Other financial assets	531	531	1,077	1,077	0	0
Total	20,579	20,579	17,227	17,227	(178)	(48)

Financial liabilities

in EUR thousands	Fair value as of	Carrying amount as of	Fair value as of	Carrying amount as of	Net gains (+) or losses (-)	Net gains (+) or losses (-)
	31.12.2020	31.12.2020	31.12.2019	31.12.2019	31.12.2020	31.12.2019
Financial liabilities at amortized cost
Financial liabilities, current	1,139	1,139	1,212	1,212	0	0
Trade payables	1,623	1,623	4,196	4,196	53	(2)
Other financial liabilities	90	90	99	99	0	0
Financial liabilities, non-current	21,561	21,561	20,647	20,647	0	0
Total	24,413	24,413	26,155	26,155	53	(2)
Financial liabilities at fair value through profit or loss
Financial liabilities, non-current	1,174	1,174	1,462	1,462	288	(82)
Other financial liabilities, non-current	17,994	17,994	14,721	14,721	(750)	(650)
Total	19,169	19,169	16,183	16,183	(462)	(732)